Loans (Loans Outstanding by Domicile and Industry of Borrower) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 84,980,549	¥ 83,661,340
Less: Unearned income and deferred loan fees-net		150,301	146,696
Loans outstanding		84,830,248	83,514,644
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		56,463,093	58,660,514
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,469,440	8,156,341
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,475,834	8,101,668
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,288,571	5,024,018
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,168,408	5,112,673
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,710,990	3,564,869
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,455,338	4,471,423
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,776,149	8,882,125
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	5,059,891	5,018,387
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,191,280	9,445,286
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		867,192	883,724
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	28,517,456	25,000,826
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,527,586	7,465,140
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		625,263	302,891
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		19,322,908	17,195,159
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 41,699	¥ 37,636

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	The majority of Total foreign consist of Commercial and Industrial loans.